Lease Commitments	12 Months Ended
Dec. 31, 2012
Contractual Obligation, Fiscal Year Maturity Schedule [Abstract]
Lease Commitments

14. Lease Commitments

The Company leases certain offices, manufacturing and research buildings, machinery, automobiles and computer and other equipment. Such leases, some of which are noncancelable and in many cases include renewals, are set to expire at various dates. Rental expense for operating leases was $112 million, $111 million, and $104 million for the years ended December 31, 2012, 2011, and 2010, respectively.

As of December 31, 2012, the future minimum lease payments for noncancelable capital and operating leases with initial terms in excess of one year were as follows:

	Capital	Operating
Years Ended December 31,	Leases	Leases

	(Dollars in millions)
2013	$3	$93
2014	2	60
2015	3	50
2016	2	44
2017	1	41
Thereafter	5	74
Total minimum payments required	$16	$362
Less amounts representing interest	3
Present value of net minimum capital lease payments	13
Less current installments	2
Obligations under capital leases, excluding current installments	$11